Fair Value Measurements (Details) - Schedule of Reconciliation of Embedded Derivative Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Reconciliation Of Embedded Derivative Liability [Line Items]
Beginning balance	$ 1,481	$ 579
Issuance of 2021-A Convertible Notes		566
Change in fair value		366
Extinguishment upon Series D issuance	(1,481)
Ending balance	0	1,481
2020-A Convertible Notes [Member]
Disclosure In Tabular Form Of Reconciliation Of Embedded Derivative Liability [Line Items]
Beginning balance	795	561
Issuance of 2021-A Convertible Notes		0
Change in fair value		234
Extinguishment upon Series D issuance	(795)
Ending balance	0	795
2021-A Convertible Notes [Member]
Disclosure In Tabular Form Of Reconciliation Of Embedded Derivative Liability [Line Items]
Beginning balance	651	0
Issuance of 2021-A Convertible Notes		566
Change in fair value		85
Extinguishment upon Series D issuance	(651)
Ending balance	0	651
2019-A Convertible Notes [Member]
Disclosure In Tabular Form Of Reconciliation Of Embedded Derivative Liability [Line Items]
Beginning balance	35	18
Issuance of 2021-A Convertible Notes		0
Change in fair value		17
Extinguishment upon Series D issuance	(35)
Ending balance	$ 0	$ 35